OPERATING EXPENSES	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Expenses [Abstract]
OPERATING EXPENSES [Text Block]

18. OPERATING EXPENSES

	2019	2018
Office expenses	$1,286	$2,409
Travel and entertainment	2,345	2,118
Professional fees	3,105	2,988
Insurance, bank fees and governance	1,258	1,271
Operating expenses	$7,994	$8,786